Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 63.9%
Electric Utilities - 5.3%
Avangrid, Inc. (A)	16,100	$ 744,947
NextEra Energy, Inc.	120,200	9,720,574

		10,465,521

Gas Utilities - 0.2%
Brookfield Infrastructure Corp., Class A	7,222	484,452

Independent Power & Renewable Electricity Producers - 16.1%
AES Corp.	21,300	519,507
Atlantica Sustainable Infrastructure PLC (A)	250,300	10,349,905
Brookfield Renewable Corp., Class A	108,563	6,074,100
Clearway Energy, Inc., Class A	29,300	844,719
Clearway Energy, Inc., Class C	140,500	4,352,690
Innergex Renewable Energy, Inc.	172,600	3,957,483
Northland Power, Inc. (A)	57,000	2,088,328
TransAlta Corp. (A)	274,000	2,404,129
TransAlta Renewables, Inc. (A)	76,700	1,289,580

		31,880,441

Multi-Utilities - 2.9%
Algonquin Power & Utilities Corp.	53,400	889,896
Algonquin Power & Utilities Corp. (A)	186,500	3,099,630
Dominion Energy, Inc.	6,900	502,941
Sempra Energy	10,000	1,237,600

		5,730,067

Oil, Gas & Consumable Fuels - 39.4%
Antero Midstream Corp. (A)	122,800	994,680
Cheniere Energy, Inc. (B)	80,991	5,129,160
Enbridge, Inc.	240,154	8,069,175
Equitrans Midstream Corp.	95,800	637,070
Kinder Morgan, Inc.	710,800	10,008,064
New Fortress Energy, Inc.	14,600	652,328
ONEOK, Inc.	64,700	2,577,001
Pembina Pipeline Corp.	262,200	6,895,860
Phillips 66	96,600	6,549,480
Plains GP Holdings, LP, Class A (A) (B)	583,313	5,039,824
Targa Resources Corp.	329,335	9,013,899
TC Energy Corp.	240,525	10,325,738
Williams Cos., Inc.	577,200	12,253,956

		78,146,235

Total Common Stocks (Cost $123,276,912)		126,706,716

MASTER LIMITED PARTNERSHIPS - 28.6% (C)
Independent Power & Renewable Electricity Producers - 10.6%
Brookfield Renewable Partners, LP (B)	153,450	6,951,285
NextEra Energy Partners, LP	171,922	14,011,643

		20,962,928

Multi-Utilities - 1.7%
Brookfield Infrastructure Partners, LP	65,000	3,391,050

Oil, Gas & Consumable Fuels - 16.3%
BP Midstream Partners, LP	156,855	1,828,929
Enable Midstream Partners, LP	161,200	857,584
Energy Transfer, LP	798,637	5,007,454
Enterprise Products Partners, LP	416,511	8,426,018
Enviva Partners, LP	19,309	961,974

	Shares	Value
MASTER LIMITED PARTNERSHIPS (continued) (C)
Oil, Gas & Consumable Fuels (continued)
Magellan Midstream Partners, LP	108,300	$ 4,815,018
MPLX, LP	280,681	6,486,538
Phillips 66 Partners, LP	47,100	1,183,152
Rattler Midstream, LP	146,400	1,399,584
TC PipeLines, LP	44,016	1,306,835

		32,273,086

Total Master Limited Partnerships (Cost $58,774,848)		56,627,064

OTHER INVESTMENT COMPANY - 0.0% (D)
Securities Lending Collateral - 0.0% (D)
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.06% (E)	73,095	73,095

Total Other Investment Company (Cost $73,095)		73,095

	Principal	Value
REPURCHASE AGREEMENT - 5.9%
Fixed Income Clearing Corp., 0.00% (E), dated 01/29/2021, to be repurchased at $11,801,127 on 02/01/2021. Collateralized by a U.S. Government Obligation, 2.63%, due 02/28/2023, and with a value of $12,037,232.	$ 11,801,127	11,801,127

Total Repurchase Agreement (Cost $11,801,127)		11,801,127

Total Investments (Cost $193,925,982)		195,208,002
Net Other Assets (Liabilities) - 1.6%		3,156,470

Net Assets - 100.0%		$ 198,364,472

Transamerica Funds	Page 1

Transamerica MLP & Energy Income

SCHEDULE OF INVESTMENTS (continued)

At January 31, 2021

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$126,706,716	$—	$—	$126,706,716
Master Limited Partnerships	56,627,064	—	—	56,627,064
Other Investment Company	73,095	—	—	73,095
Repurchase Agreement	—	11,801,127	—	11,801,127

Total Investments	$183,406,875	$11,801,127	$—	$195,208,002

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	All or a portion of the securities are on loan. The total value of all securities on loan is $7,015,991, collateralized by cash collateral of $73,095 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $7,227,743. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(B)	Non-income producing securities.
(C)	The Fund may directly invest up to, but not more than, 25% of its total assets in equity or debt securities of master limited partnerships and other entities that are treated as qualified publicly traded partnerships for federal income tax purposes. This limit does not apply to master limited partnerships, which are not treated as publicly traded partnerships for federal income tax purposes.
(D)	Percentage rounds to less than 0.1% or (0.1)%.
(E)	Rates disclosed reflect the yields at January 31, 2021.
(F)	There were no transfers in or out of Level 3 during the period ended January 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Funds	Page 2

Transamerica MLP & Energy Income

NOTES TO SCHEDULE OF INVESTMENTS

At January 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at January 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Funds	Page 3